Gryphon sub event (Details) - USD ($) $ in Thousands	Jan. 03, 2022	Dec. 31, 2021	Dec. 29, 2021	Sep. 30, 2020
Subsequent Event [Line Items]
Promissory note receivable		$ 3,500		$ 3,100
Gryphon
Subsequent Event [Line Items]
Promissory note receivable		$ 10,300	$ 12,500
Gryphon | Subsequent Event [Member]
Subsequent Event [Line Items]
Note receivable outflow	$ 2,500
Promissory note receivable	$ 12,500